Annual Total Returns[BarChart] - PGIM Jennison International Opportunities Fund - Z	2013	2014	2015	2016	2017	2018	2019
Total	20.49%	(8.51%)	3.55%	(9.53%)	49.58%	(12.94%)	38.16%